COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
COMMON STOCK
NOTE 4 – COMMON STOCK

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $72,500 valuation is based on the $1.40 closing trading price of the free trading Common Stock on the date of contribution.

From January 2011 to June 2011, the Company issued and sold a total of 193,442 shares of Common Stock for proceeds of $165,000 under the SEDA with YA. (See Note 7 under “Equity Financing Agreements”).

From January to September 2011, the Company issued and sold to accredited investors a total of 130,438 shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered valued at $6,750.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Ltd. in satisfaction of $300,000 of commitment fees due in connection with the New SEDA (See Note 7 under “Equity Financing Agreements”).

From August to December 2011, the Company issued and sold a total of 111,175 shares of Common Stock for proceeds of $230,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

On August 29, 2011, as discussed in Note 7 under “Employment Agreements”, the Company issued an aggregate of 150,000 shares of Common Stock to its president and to its secretary pursuant to the exercise by them at $1.25 per share of an aggregate of 150,000 stock options granted to them in 2001. The $187,500 aggregate exercise amount was satisfied by a $187,500 reduction in accrued payroll due to these two officers.

On December 8, 2011, the Company issued a total of 215,000 restricted shares of Common Stock to six consultants for services rendered valued at a total of $299,710. The $299,710 valuation is based on the $1.70 closing trading price of the free trading Common Stock on the December 8, 2011 date of grant less an 18% restricted stock discount (which was calculated using the Finnerty Method).

In January 2012, the Company issued and sold a total of 25,063 shares of Common Stock for proceeds of $40,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In January 2012, the Company issued 1,994 shares of Common Stock to a consultant for services rendered valued at $3,250.

In January 2012, the Company issued 15,000 shares of Common Stock to an investor relations consultant for services rendered valued at $15,000.

In February 2012, the Company issued and sold a total of 17,705 shares of Common Stock for proceeds of $25,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In March 2012, the Company issued and sold a total of 25,712 shares of Common Stock for proceeds of $25,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In March 2012, pursuant to a rights offering, the Company issued and sold 1,014,032 shares of Common Stock to its shareholders for proceeds of $1,267,540. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors).

In May 2012, the Company issued and contributed a total of 50,834 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.50 closing trading price of the free trading Common Stock on the date of contribution.

NOTE 4 – COMMON STOCK

In March 2010, the Company issued and contributed a total of 289,996 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $72,500 valuation is based on the $0.25 closing trading price of the free trading Common Stock on the date of contribution.

From January 2010 to June 2010, the Company issued and sold a total of 618,697 shares of Common Stock for proceeds of $250,000 under the SEDA with YA. (See Note 7 under “Equity Financing Agreements”).

On June 2, 2010, the Company issued 118,750 shares of Common Stock in payment of $47,500 in stockholder relations consulting fees.

On July 23, 2010, the Company issued 82,305 shares of Common Stock to the Company’s Controller in payment of accrued payroll of $100,000.

From July 2010 to November 2010, the Company sold to accredited investors a total of 336,972 shares of Common Stock for proceeds of $304,500.

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $72,500 valuation is based on the $1.40 closing trading price of the free trading Common Stock on the date of contribution .

From January 2011 to June 2011 the Company issued and sold a total of 193,442 shares of Common Stock for proceeds of $165,000 under the SEDA with YA. (See Note 7 under “Equity Financing Agreements”).

From January to September of 2011, the Company sold to accredited investors a total of 130,438 shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered valued at $6,750.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Ltd. in satisfaction of $300,000 of commitment fees due in connection with the New SEDA (See Note 7 under “Equity Financing Agreements”).

From August to December 2011, the Company issued and sold a total of 111,175 shares of Common Stock for proceeds of $230,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

On August 29, 2011, as discussed in Note 7 under “Employment Agreements”, the Company issued an aggregate of 150,000 shares of Common Stock to its president and secretary pursuant to the exercise by them at $1.25 per share of an aggregate of 150,000 stock options granted to them in 2001. The $187,500 aggregate exercise amount was satisfied by a $187,500 reduction in accrued payroll due to these two officers.

On December 8, 2011, the Company issued a total of 215,000 restricted shares of Common Stock to six foreign consultants for services rendered valued at a total of $299,710. The $299,710 valuation is based on the $1.70 closing trading price of the free trading Common Stock on the December 8, 2011 date of grant less an 18% restricted stock discount (which was calculated using the Finnerty Method).